Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net earnings (loss)	$ (34,172)	$ (13,006)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	71,697	71,024
Stock-based compensation	12,233	12,358
Impairment of long-lived assets	4,811
Share of (earnings) losses of affiliates, net	(28,927)	(31,008)
Unrealized (gains) losses on intergroup interests, net	35,154	30,766
Realized and unrealized (gains) losses on financial instruments, net	(13,067)	(2,849)
(Gains) losses on dispositions, net	(20,132)	606
Deferred income tax expense (benefit)	(10,413)	9,283
Noncash interest expense	2,014	3,123
Cash receipts from returns on equity method investments	21,700	13,724
Other charges (credits), net	315	61
Net change in operating assets and liabilities:
Current and other assets	9,912	(40,619)
Payables and other liabilities	2,224	23,842
Net cash provided by (used in) operating activities	53,349	77,305
Cash flows from investing activities:
Capital expended for property and equipment	(17,669)	(35,356)
Cash proceeds from dispositions	48,008
Return of investment in equity method affiliates	27,500
Proceeds from insurance recoveries		1,633
Other investing activities, net	(5,273)	(135)
Net cash provided by (used in) investing activities	52,566	(33,858)
Cash flows from financing activities:
Borrowings of debt	154,753	117,384
Repayments of debt	(309,612)	(93,336)
Payments to settle intergroup interests	(13,828)
Issuance of Liberty Braves stock upon exercise of stock options	693	5,661
Payments on deferred obligations to players and other baseball personnel	(328)	(8,000)
Other financing activities, net	(8,893)	(6,303)
Net cash provided by (used in) financing activities	(177,215)	15,406
Net increase (decrease) in cash, cash equivalents and restricted cash	(71,300)	58,853
Cash, cash equivalents and restricted cash at beginning of period	244,113	185,260
Cash, cash equivalents and restricted cash at end of period	172,813	244,113
Supplemental disclosures to the combined statements of cash flows:
Cash paid for interest	25,343	23,737
Cash paid (refunds received) for income taxes	(7,470)	(7,326)
Non cash activity:
Property and equipment expenditures incurred but not yet paid	$ 9,830	$ 14,403